1940 Act
Rule 30b2-1
VIA EDGAR

September 9, 2022

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Accumulation Account II
File No. 811-22146, CIK 0001418970
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, provided to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	8/19/2022
AB Variable Products Series (VPS) Fund, Inc.	0000825316	8/17/2022
ALPS Variable Investment Trust	0001382990	9/1/2022
Dreyfus Investment Portfolios	0001056707	8/10/2022
Dreyfus Stock Index Fund Inc.	0000846800	8/10/2022
Dreyfus Variable Investment Fund	0000813383	8/10/2022
Franklin Templeton Variable Insurance Products Trust	0000837274	8/29/2022
Janus Aspen Series	0000906185	8/30/2022
Lazard Retirement Series, Inc.	0001033669	8/24/2022
Oppenheimer Variable Account Funds	0000896435	8/19/2022
PIMCO Variable Insurance Trust	0001047304	8/29/2022
Pioneer Variable Contracts Trust	0000930709	9/6/2022
Royce Capital Fund	0001006387	8/26/2022
Rydex Variable Trust	0001064046	9/6/2022
T. Rowe Price Equity Series, Inc.	0000918294	8/22/2022
T. Rowe Price Fixed Income Series, Inc.	0000920467	8/22/2022
Third Avenue Variable Series Trust	0001089107	8/25/2022
Van Eck VIP Trust	0000811976	9/2/2022
Vanguard Variable Insurance Funds	0000857490	8/29/2022
Variable Insurance Products Fund	0000356494	8/19/2022
Variable Insurance Products Fund II	0000831016	8/19/2022
Variable Insurance Products Fund III	0000927384	8/19/2022
Virtus Variable Insurance Trust	0000792359	9/1/2022
Wanger Advisors Trust	0000929521	8/31/2022

/s/ Ping Shao
Ping Shao 2VP, Deputy Chief Compliance Officer Nassau Life Insurance Company